Convertible Notes (Details) - USD ($)					8 Months Ended	12 Months Ended
	Apr. 24, 2025	Dec. 05, 2024	Jun. 17, 2024	May 16, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Convertible Notes [Line Items]
Bears interest rate					3.10%	3.10%	3.90%	4.10%
Loss on debt extinguishment							$ (473,653)
Amount of repayment	$ 533,333				$ 6,755,939
YA 2024 Notes [Member]
Convertible Notes [Line Items]
Commitment amount				$ 30,000,000
Bears interest rate				8.00%
Structuring fee				$ 15,000
Stock split description		Pursuant to the omnibus amendment agreement, the Floor Price under the YA 2024 Notes will be reduced from $29.4 to $18.0 per Ordinary share, subject to the adjustment to reflect any reverse stock split effectuated by the Company.
Aggregated effective interest expense amount							558,585
Loss on debt extinguishment							$ 473,653
First Tranche [Member] | YA 2024 Notes [Member]
Convertible Notes [Line Items]
Principal amount				$ 4,756,986
Effective interest rates, percentage				7.00%
Debt maturity date				May 16, 2025
Net proceeds				$ 4,162,347
Second Tranche [Member] | YA 2024 Notes [Member]
Convertible Notes [Line Items]
Principal amount			$ 1,500,000
Effective interest rates, percentage			7.00%
Debt maturity date			May 16, 2025
Net proceeds			$ 1,317,225
Minimum [Member] | YA 2024 Notes [Member]
Convertible Notes [Line Items]
Convertible notes in an aggregate of principle				$ 8,000,000
Effective interest rates, percentage							7.10%
Maximum [Member] | YA 2024 Notes [Member]
Convertible Notes [Line Items]
Effective interest rates, percentage							22.80%